Leases (Details) - Schedule of balance sheet information related to operating lease - USD ($)	Dec. 31, 2020	Jan. 02, 2020
Operating lease assets:
Operating lease right of use asset – related party	$ 3,674,255
Total operating lease assets	3,674,255
Operating lease obligations:
Current operating lease liabilities	721,003
Non-current operating lease liabilities	2,967,193
Total operating lease obligations	$ 3,688,196	$ 3,700,000